UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

  FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March  31, 2004

Check here if Amendment [ ];     Amendment Number:
This Amendment (Check only one):        [ ] is a restatement.
                                        [ ] adds, new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Ken Roberts Investment Management Inc.
Address:     601 W. Riverside Ave., Suite 1670
             Spokane, WA  99201

13F File Number:   28-6910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Kenneth M. Roberts
Title:       President, Chief Investment Officer
Phone:       509-624-5591
Signature, Place, and Date of Signing:

       Kenneth M. Roberts       Spokane, Washington       May 06, 2004

Report Type (Check only one):

[X]          13F HOLDING REPORT
[ ]          13F NOTICE
[ ]          13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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FORM 13F INFORMATION TABLE

                      Title of                      Value          Invstmt Voting Aut
Name of Issuer          Class    CUSIP             (x$1000) Shares Dscretn   None

3M Co.                   Com    88579Y101              1005   12278  Sole     12278
AP Pharma Inc.           Com    00202J104                68   20300  Sole     20300
Air Products and Chem    Com    009158106             10025  200025  Sole    200025
American Express         Com    025816109               311    6000  Sole      6000
Am. Int'l. Group         Com    026874107             16361  229302  Sole    229302
Applied Materials Inc    Com    03822105                745   34905  Sole     34905
BMC Software             Com    055921100               758   38750  Sole     38750
BP Amoco                 Com    055622104               408    7976  Sole      7976
Baxter International     Com    071813109              4662  150925  Sole    150925
Berkshire Hathaway Cl    Com    084670207               208      67  Sole        67
Boise Cascade            Com    097383103               636   18350  Sole     18350
Bristol Myers Squibb     Com    110122108               995   41085  Sole     41085
Bldg. Mtrls. Holding     Com    120113105               244   13986  Sole     13986
Cabot Microelectronic    Com    12709P103               739   17545  Sole     17545
Cardinal Health          Com    14149Y108             18914  274513  Sole    274513
Cascade Nat. Gas         Com    147339105               458   21000  Sole     21000
Chevron Corp.            Com    166751107             15851  180578  Sole    180578
Cisco Systems Inc.       Com    17275R102              9398  398733  Sole    398733
Citigroup                Com    172967101             20902  404298  Sole    404298
Clorox                   Com    189054109               293    6000  Sole      6000
Coca Cola Co.            Com    191216100             14313  284553  Sole    284553
Comcast Corp             Com    20030N200             12053  432800  Sole    432800
Conoco-Philips           Com    20825C104               475    6799  Sole      6799
Costco                   Com    2160K105              15156  402979  Sole    402979
Disney                   Com    254687106              3575  143065  Sole    143065
Dow                      Com    260543103               231    5724  Sole      5724
EOG Resources            Com    26875P101              5431  118350  Sole    118350
Eden Bioscience          Com    279445100                70   45450  Sole     45450
Eli Lilly & Co           Com    532457108               401    5990  Sole      5990
Emerson Electric         Com    291011104              2200   36720  Sole     36720
Ensco Intl               Com    26874Q100              1759   62425  Sole     62425
Express Scripts          Com    302182100              9777  131141  Sole    131141
Exxon Mobil              Com    30231G102              3846   92479  Sole     92479
First Data               Com    319963104             15496  367560  Sole    367560
First Indus. Realty T    Com    32054K103               312    7900  Sole      7900
General Electric         Com    369604103             13302  435835  Sole    435835
Gillette Co.             Com    375766102               308    7885  Sole      7885
Grainger WW              Com    384802104              6982  145450  Sole    145450
Home Depot               Com    437076102              8194  219319  Sole    219319
Home Properties of N.    Com    437306103               440   10800  Sole     10800
ICOS Corp.               Com    449295104               807   21850  Sole     21850
Intel Corp.              Com    458140100              4145  152404  Sole    152404
Intl Bus.Machines        Com    459200101               581    6327  Sole      6327
Istar Financial Inc.     Com    45031U101              1121   26512  Sole     26512
Johnson & Johnson        Com    478160104              9699  191228  Sole    191228
Kerr McGee Corp.         Com    492386107              1174   22790  Sole     22790
Keytronic                Com    493144109               478  183850  Sole    183850
LSI Logic Corp.          Com    502161102               697   74600  Sole     74600
Lattice Semiconductor    Com    518415104              7536  863225  Sole    863225
Lucent                   Com    549463107                46   11273  Sole     11273
Merck & Co.              Com    589331107             12220  276532  Sole    276532
Metris Companies         Com    591598107               138   17200  Sole     17200
Microsoft                Com    594918104             18335  735444  Sole    735444
Oracle Corp.             Com    68389X105              4343  361958  Sole    361958
Pepsico Inc.             Com    713448108             21845  405667  Sole    405667
Pfizer Inc.              Com    717081103              2094   59736  Sole     59736
Plum Creek Timb.         Com    729251108              1756   54050  Sole     54050
Procter & Gamble Co.     Com    742718109               928    8845  Sole      8845
Qualcomm                 Com    747525103             14424  217582  Sole    217582
Railamerica              Com    750753105               368   30500  Sole     30500
S & P 500 Depos. Rec.    Com    78462F103               269    2378  Sole      2378
Schlumberger             Com    806857108              5952   93225  Sole     93225
Shurgard Storage         Com    82567D104              1233   30894  Sole     30894
Starbucks                Com    855244109             21861  577254  Sole    577254
Sun Microsystems         Com    866810104               118   28257  Sole     28257
Texas Instruments        Com    882508104              8621  295035  Sole    295035
Tidewater                Com    886423102              1757   62475  Sole     62475
Union Pacific Corp       Com    907818108               361    6035  Sole      6035
Verizon Comm.            Com    92343V104              2813   76978  Sole     76978
Wal-Mart                 Com    931142103             22161  371274  Sole    371274
Walgreen                 Com    931422109               417   12659  Sole     12659
Wash. Fed S & L          Com    938824109               357   13966  Sole     13966
Wash. Mut. Bank          Com    939322103              1845   43199  Sole     43199
Watchguard Tech.         Com    941105108               113   14350  Sole     14350
Weatherford Intl Inc     Com    015083620              6913  164475  Sole    164475
Weyerhauser              Com    962166104              9373  143092  Sole    143092
Wyeth                    Com    983024100               766   20410  Sole     20410


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:          77

Form 13F Information Table Value Total:  $         404,967